Fair Value of Financial Instruments and Risk Management - Risk Management - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Unrealized gain on cash flow hedges, net of tax	$ 2,000,000	$ 0
Accumulated other comprehensive income related to cash flow hedges	$ 9,703,000,000	9,491,000,000	$ 10,080,000,000
Maximum term for hedges	3 years
Provision for bad debts	$ 22,000,000	$ 21,000,000	$ 29,000,000
Minimum [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, period	60 days	60 days
Customer Concentration Risk [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Accounts receivable	$ 0	$ 0
Aged More Than 60 Days [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, percentage	5.00%	5.00%
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Accumulated other comprehensive income related to cash flow hedges	$ 2,000,000	$ 0